Commitments And Contingencies - Related Party (Details) - USD ($)	Sep. 30, 2016	Jan. 05, 2016	Sep. 30, 2015	Feb. 04, 2015	Feb. 28, 2014	Jan. 31, 2012
Commitments And Contingencies - Related Party Details
Company pays monthly consulting fee to MRI						$ 15,000
Accrued and unpaid fees recorded in accrued compensation - related parties	$ 315,000		$ 135,000
Promissory note payable signed to MRI				$ 30,000
Promissory note payable signed to MRI, interest rate per annum				18.00%
Issued restricted shares to MRI as an inducement				200,000
The promissory note accrues interest with principal and accrued interest payments to be made out of the Company's proceeds from sale of iron extracted					4.50%
As a consideration for payment made by Logistica, the Company agreed to deliver a promissory note to Logistica					$ 400,000
As a consideration for payment made by Logistica, the Company issued shares of common stock to a designee of Logistica under the Company's 2005 Stock Incentive Plan (in Shares)					2,500,000
The fair value of the shares of common stock issued to a designee of Logistica (in Dollars)					$ 222,222
Future issuance of restricted shares under the new agreement		10,000,000
Elimination of accrued liability to Logistica for prior services rendered		$ 100,000
Outstanding balance under this note payable	400,000
Accrued interest on the note	$ 46,603